Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Intangible assets (excl. Goodwill)	€ 17,038	€ 15,337
Right-of-use asset	1,988	2,503
Property, plant and equipment	2,958	2,019
Other investments (long term)	2,084	140
Trade and other receivables (long term)	4	4
Deferred tax assets
Non-current assets	24,072	20,003
Inventories	13,063	21,605
Contract assets	973	1,627
Trade and other receivables (short term)	11,304	2,075
Cash and cash equivalents	101,813	18
Current assets	127,152	25,325
Total assets	151,224	45,328
Share capital	4	32
Capital reserves	214,100	20,950
Other equity	(2)
Retained earnings	(29,571)	(19,291)
Profit/Loss	(87,640)	(10,280)
Equity attributable to owners of the Company	96,892	(8,589)
Non-controlling interests
Total equity	96,892	(8,589)
Lease Liabilities (long term)	1,537	2,004
Warrant liability (long term)	12,767
Trade and other payables (long term)	158	25,457
Contract liabilities (long term)	132
Other provisions (long term)	7,438	1,543
Deferred tax liabilities	1,859	1,446
Non-current liabilities	23,892	30,450
Lease Liabilities (short term)	528	551
Loans and borrowings (short term)	7,522	354
Trade and other payables (short term)	14,000	12,455
Contract liabilities (short term)	6,208	8,142
Other provisions (short term)	2,182	1,964
Current liabilities	30,440	23,467
Total liabilities	54,332	53,917
Total equity and liabilities	€ 151,224	€ 45,328